CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 0	$ 1,620	$ 5,762,414	$ 100,000	$ 0	$ (4,944,559)	$ 919,475
Balance at beginning, shares at Dec. 31, 2019		14,607,200
Retroactive application of recapitalization			(297,949)				(297,949)
Retroactive application of recapitalization, shares		1,588,800
Shares issued for cash		$ 434	1,167,065	(100,000)			1,067,499
Shares issued for cash, shares		4,335,000
Shares issued for services		$ 465	2,323,455				2,323,920
Shares issued for services, shares		4,647,840
Net income (loss)						(9,156,287)	(9,156,287)
[custom:RecapitalizationShares]	8,000	1,589,400
Ending balance, value at Dec. 31, 2020	$ 0	$ 2,519	8,954,985	0	0	(14,100,846)	(5,143,343)
Balance at ending, shares at Dec. 31, 2020		25,178,840
Retroactive application of recapitalization	$ 1		(298,062)				(298,061)
Retroactive application of recapitalization, shares	8,000	1,589,400
Shares issued for cash		$ 244	2,436,256	471,000			2,907,500
Shares issued for cash, shares		2,436,500
Shares issued for services		$ 77	769,923				770,000
Shares issued for services, shares		770,000
Net income (loss)						(1,950,081)	(1,950,081)
Ending balance, value at Mar. 31, 2021	$ 1	$ 2,840	11,863,102	471,000	0	(16,050,927)	(3,713,985)
Balance at ending, shares at Mar. 31, 2021	8,000	29,974,740
Beginning balance, value at Dec. 31, 2020	$ 0	$ 2,519	8,954,985	0	0	(14,100,846)	(5,143,343)
Balance at beginning, shares at Dec. 31, 2020		25,178,840
Purchase of treasury stock					(247,165)		(247,165)
Shares issued for cash		$ 757	10,135,743				10,136,500
Shares issued for cash, shares		7,569,824
Shares issued for services		$ 210	2,757,291				2,757,501
Shares issued for services, shares		2,095,000
Warrants issued for services			5,497,132				5,497,132
Shares issued through conversion of debt		$ 69	1,040,931				1,041,000
Shares issued through conversion of debt, Shares		694,000
Stock based compensation			1,897,585				1,897,585
Shares surrendered in payment of debt		$ (4)	(88,396)				(88,400)
Shares surrendered in payment of debt, shares		(44,200)
Net income (loss)						(13,449,280)	(13,449,280)
Recapitalization	1		(50,897)				(50,897)
Ending balance, value at Dec. 31, 2021	$ 1	$ 3,550	30,144,374	0	(247,165)	(27,550,126)	2,350,634
Balance at ending, shares at Dec. 31, 2021	8,000	37,082,864
Shares issued for cash		$ 42	1,265,958				1,266,000
Shares issued for cash, shares		421,999
Shares issued for services		$ 118	3,539,882				3,540,000
Shares issued for services, shares		1,180,000
Warrants issued for services			10,841,695				10,841,695
Net income (loss)						(19,179,693)	(19,179,693)
Ending balance, value at Mar. 31, 2022	$ 1	$ 3,718	$ 49,060,797	$ 2,500	$ 0	$ (46,729,821)	$ 2,337,195
Balance at ending, shares at Mar. 31, 2022	8,000	38,429,397